Income Taxes - Composition of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Composition of income tax expenses for China operations
Current income tax expense	$ 88,647	$ 92,823	$ 121,249
Deferred tax expense	55,874	17,727	24,038
Income tax expense	$ 144,521	$ 110,550	$ 145,287